Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 25: SUBSEQUENT EVENTS

In accordance with ASC 855, the Company evaluated subsequent events through April 28, 2021, the date these financial statements were issued.

On January 20, 2021, Mystic Holdings, Inc. (the “Company”) issued a Secured Convertible Promissory Note (the “Convertible Note”), in exchange for a loan in the aggregate principal amount of $2,500,000 with a variable interest rate between 8% and 15% per annum. The Convertible Note contains a voluntary prepayment provision allowing the Company the option to prepay the loan at any time via a conversion of the loan into shares of the Company’s common stock. If the Company elects to trigger the prepayment provision, (i) a prepayment fee applies in the amount of 50% of the original principal balance minus the interest payments paid as of the conversion date, and (ii) the loan amount and prepayment fee convert automatically into shares of the Company’s common stock at a conversion price equal to the lesser of (1) $1.00 and (2) if the Company’s common stock is listed on any exchange, the volume weighted average trading price during the 30-day period preceding the conversion date. As of the date hereof, if the Company elected to prepay the Convertible Note, the Convertible Note would convert into approximately 3,750,000 shares of the Company’s common stock.

On March 26, 2021, Mystic Holdings, Inc. (the “Company”) completed an additional partial closing in the amount of $3,520,175 of its offering of the Company’s common stock pursuant to Regulation A (Regulation A+) of Section 3(6) of the Securities Act of 1933, as amended, for Tier 2 offerings (the “Offering”), bringing the total proceeds from closed sales of the Company’s common stock pursuant to the Offering to $11,071,842.

On April 26, 2021, the company and Rauch Organics LLC agreed to a settlement, which, among other terms, provides for a payment of $1,250,000 by company to Rauch. The settlement is subject to final court approval. The settlement amount is reflected in other current liabilities on our consolidated balance sheets as of December 31, 2020. (See Note 16- “Commitments and Contingencies”).